INVESTMENT SECURITIES - Schedule of Investment Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Current equity, amortized cost	$ 0	$ 0
Current equity, estimated fair value	7,609	12,297
Gross unrealized gains	781	6,639
Gross unrealized losses	(3,143)	(92)
Other equity	408	412
Non-current investment securities, amortized cost	38,388	35,630
Non-current investment securities, estimated fair value	36,027	42,177
AerCap
Debt and Equity Securities, FV-NI [Line Items]
Current equity, amortized cost	0	0
Current equity, estimated fair value	7,403	8,287
Baker Hughes
Debt and Equity Securities, FV-NI [Line Items]
Current equity, amortized cost	0	0
Current equity, estimated fair value	207	4,010
U.S. corporate
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, excluding accrued interest	26,921	25,182
Gross unrealized gains	675	5,502
Gross unrealized losses	(2,164)	(33)
Estimated fair value	25,432	30,652
Non-U.S. corporate
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, excluding accrued interest	2,548	2,361
Gross unrealized gains	18	343
Gross unrealized losses	(300)	(4)
Estimated fair value	2,266	2,701
State and municipal
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, excluding accrued interest	2,898	2,639
Gross unrealized gains	66	573
Gross unrealized losses	(241)	(6)
Estimated fair value	2,722	3,205
Mortgage and asset-backed
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, excluding accrued interest	4,442	3,950
Gross unrealized gains	21	117
Gross unrealized losses	(290)	(47)
Estimated fair value	4,173	4,019
Government and agencies
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, excluding accrued interest	1,172	1,086
Gross unrealized gains	2	104
Gross unrealized losses	(147)	(2)
Estimated fair value	$ 1,026	$ 1,188